Income Taxes - Summary of Components of Deferred Income Tax Balances (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	$ 2,037	$ 2,865
Deferred tax liabilities	$ 74	$ 233